Income Taxes - Summary of Domestic and Foreign Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Deferred taxes
Deferred taxes	₨ (47,677.2)	$ (689.5)	₨ 4,649.7	₨ 3,661.7
Income tax expense/(credit) reported	(25,425.0)	(367.7)	37,678.2	35,035.6
India [Member]
Current taxes
Current taxes	5,034.3	72.8	2,420.0	1,842.8
Deferred taxes
Deferred taxes	(3,241.9)	(46.9)	494.6	3,111.6
Other than India [Member]
Current taxes
Current taxes	17,217.9	249.0	30,608.5	29,531.1
Deferred taxes
Deferred taxes	₨ (44,435.3)	$ (642.6)	₨ 4,155.1	₨ 550.1